Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 22, 2011
Registrant Name	dei_EntityRegistrantName	RYDEX ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001208211
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 25, 2011
Rydex S&P MidCap 400 Equal Weight ETF (Prospectus Summary) | Rydex S&P MidCap 400 Equal Weight ETF | Rydex S&P MidCap 400 Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWMD
Rydex S&P SmallCap 600 Equal Weight ETF (Prospectus Summary) | Rydex S&P SmallCap 600 Equal Weight ETF | Rydex S&P SmallCap 600 Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWSM